Related parties - Summary of key management personnel compensation (Executive Board and Management Board Banking) (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fixed Compensation
- Base salary	€ 9,189,000	€ 8,860,000
- Collective fixed allowances	2,084,000	2,168,000
- Pension costs	186,000	180,000
- Severance benefits	932,000	1,075,000
Variable compensation
- Upfront cash	803,000	664,000
- Upfront shares	1,071,000	956,000
- Deferred cash	1,204,000	997,000
- Deferred shares	1,605,000	1,434,000
- Other emoluments	934,000	1,233,000
Total compensation	€ 18,008,000	€ 17,567,000
Percentage saving allowances	3.50%	3.50%
Collective saving allowances for loss pension benefits	€ 114,866	€ 112,189
Executive board of ING Groep N.V.
Fixed Compensation
- Base salary	4,220,000	3,836,000
- Collective fixed allowances	1,011,000	954,000
- Pension costs	70,000	64,000
- Severance benefits
Variable compensation
- Upfront cash
- Upfront shares	268,000	265,000
- Deferred cash
- Deferred shares	401,000	398,000
- Other emoluments	296,000	274,000
Total compensation	6,266,000	5,791,000
Management Board Banking
Fixed Compensation
- Base salary	4,969,000	5,024,000
- Collective fixed allowances	1,073,000	1,214,000
- Pension costs	116,000	116,000
- Severance benefits	932,000	1,075,000
Variable compensation
- Upfront cash	803,000	664,000
- Upfront shares	803,000	691,000
- Deferred cash	1,204,000	997,000
- Deferred shares	1,204,000	1,036,000
- Other emoluments	638,000	959,000
Total compensation	€ 11,742,000	€ 11,776,000